Derivatives - Summary of Hedging Instruments by Term to Maturity (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($) € / CAD £ / CAD $ / CAD
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 510,046
Interest rate risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	393,557
Interest rate risk [member] | Swaps [member] | Pay fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	181,544
Interest rate risk [member] | Swaps [member] | Receive fixed [Member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	212,013
Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	114,431
Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	1,610
Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	17,283
Foreign exchange risk [member] | Forward contract [member] | Others [Member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	1,249
Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	49,487
Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	17,049
Foreign exchange risk [member] | Cross currency swaps [member] | Others [Member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	23,799
Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	3,954
Equity price risk [member] | Equity derivatives forwards contracts [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	2,058
Within 1 year [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	108,681
Within 1 year [member] | Interest rate risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	75,709
Within 1 year [member] | Interest rate risk [member] | Swaps [member] | Pay fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 38,837
Average fixed interest rate	1.62
Within 1 year [member] | Interest rate risk [member] | Swaps [member] | Receive fixed [Member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 36,872
Average fixed interest rate	1.83
Within 1 year [member] | Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 30,914
Within 1 year [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 1,329
Average foreign exchange rate | $ / CAD	1.26
Within 1 year [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 4,169
Average foreign exchange rate | € / CAD	1.54
Within 1 year [member] | Foreign exchange risk [member] | Forward contract [member] | Others [Member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 1,249
Within 1 year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 10,868
Average foreign exchange rate | $ / CAD	1.24
Within 1 year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [Member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 12,626
Within 1 year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 673
Average foreign exchange rate | £ / CAD	2.02
Within 1 year [member] | Equity price risk [member] | Equity derivatives forwards contracts [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 2,058
Over 1 year to 5 years [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	197,374
Over 1 year to 5 years [member] | Interest rate risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	121,771
Over 1 year to 5 years [member] | Interest rate risk [member] | Swaps [member] | Pay fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 57,774
Average fixed interest rate	2.09
Over 1 year to 5 years [member] | Interest rate risk [member] | Swaps [member] | Receive fixed [Member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 63,997
Average fixed interest rate	2.15
Over 1 year to 5 years [member] | Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 75,603
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 281
Average foreign exchange rate | $ / CAD	1.27
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 11,211
Average foreign exchange rate | € / CAD	1.59
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 36,298
Average foreign exchange rate | $ / CAD	1.28
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 13,694
Average foreign exchange rate | € / CAD	1.50
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [Member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 10,838
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 3,281
Average foreign exchange rate | £ / CAD	1.71
Over 5 years [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 203,991
Over 5 years [member] | Interest rate risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	196,077
Over 5 years [member] | Interest rate risk [member] | Swaps [member] | Pay fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 84,933
Average fixed interest rate	1.92
Over 5 years [member] | Interest rate risk [member] | Swaps [member] | Receive fixed [Member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 111,144
Average fixed interest rate	2.12
Over 5 years [member] | Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 7,914
Over 5 years [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 1,903
Average foreign exchange rate | € / CAD	1.73
Over 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 2,321
Average foreign exchange rate | $ / CAD	1.32
Over 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 3,355
Average foreign exchange rate | € / CAD	1.47
Over 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [Member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 335